Depreciation Expenses Using Straight-Line Method (Detail)	0 Months Ended	12 Months Ended
	Aug. 01, 2009	Dec. 31, 2013
Land use rights
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years	50 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives		20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Shorter of lease term or 7 years	Shorter of lease term or 4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Tools and molds
Property, Plant and Equipment [Line Items]
Estimated useful lives		2 years
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum | Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum | Tools and molds
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Maximum | Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years
Maximum | Tools and molds
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years